Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

31            Subsequent events

Business combination – Somo acquisition

On January 14, 2022, the Company signed a Sale and Purchase Agreement (“Agreement”) to acquire Somo Global Ltd ("Somo"), a digital product agency headquartered in the United Kingdom (“UK”), to accelerate its growth in EMEA (Europe, Midle East and Africa).

On January 27, 2022, the Company announced the completion of the Somo’s acquisition. According to the Agreement signed, the purchase price for the acquisition was R$ 341 million (US$63 million) paid in cash and 225,649 Class A common shares that were issued in connection with the transaction. The final purchase price is subject to adjustments, such as changes in working capital and net debt position. The Agreement also contemplates an earn-out clause of up to R$ 70 million (US$13 million) based on future performance.

With this acquisition, CI&T will accelerate its growth in EMEA. With offices in the UK, USA and Colombia, Somo delivers digital ambitions at pace and scale across several verticals including automotive, financial services, utilities and telecom.